Financial Instruments And Risks - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	7.12%	12.15%
Bottom of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	6.8	6.8	6.8
Top of range [member] | Discount rate, measurement input [member] | Unlisted Securities at Fair Value Through Profit or Loss [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Significant unobservable input, assets	9.5	9.5	9.5
Wealth Management Products Investments [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Transfers into Level 3 of fair value hierarchy, assets	¥ 1,035.6
Increase In Upside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate			10.00%
Cumulative expected credit loss estimated decrease in impairment provision	¥ 15.0	¥ 62.0	¥ 5.0
Reduction In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Reduction In Base Case Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate	10.00%
Cumulative expected credit loss estimated increase in impairment provision	¥ 32.0
Increase In Downside Scenario [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Expected credit loss rate			10.00%
Cumulative expected credit loss estimated increase in impairment provision		¥ 123.0	¥ 6.0